SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS
Except for subsequent events as disclosed in Note 19, no subsequent events were identified.